CONSOLIDATED STATEMENTS OF INCOME	12 Months Ended
	Mar. 31, 2012 USD ($)	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)
NET REVENUES:
Product sales revenue	$ 1,705,305,000	¥ 140,159,000,000	¥ 156,867,000,000	¥ 166,884,000,000
Service and other revenue	1,528,154,000	125,599,000,000	101,121,000,000	95,260,000,000
Total	3,233,459,000	265,758,000,000	257,988,000,000	262,144,000,000
COSTS AND EXPENSES:
Costs of products sold	1,094,099,000	89,924,000,000	102,741,000,000	100,457,000,000
Costs of services rendered and others	1,027,996,000	84,491,000,000	86,291,000,000	85,277,000,000
Selling, general and administrative	608,967,000	50,051,000,000	46,253,000,000	55,407,000,000
Restructuring and impairment charges				2,339,000,000
Earthquake related impairment charges and expenses	4,161,000	342,000,000	4,455,000,000
Gain on bargain purchase			(2,543,000,000)
Total costs and expenses	2,735,223,000	224,808,000,000	237,197,000,000	243,480,000,000
Operating income	498,236,000	40,950,000,000	20,791,000,000	18,664,000,000
OTHER INCOME (EXPENSES):
Interest income	2,616,000	215,000,000	268,000,000	165,000,000
Interest expense	(17,362,000)	(1,427,000,000)	(1,541,000,000)	(1,574,000,000)
Foreign currency exchange gain (loss), net	4,027,000	331,000,000	(342,000,000)	67,000,000
Other, net	(523,000)	(43,000,000)	(94,000,000)	(200,000,000)
Other expenses, net	(11,242,000)	(924,000,000)	(1,709,000,000)	(1,542,000,000)
INCOME BEFORE INCOME TAXES AND EQUITY IN NET INCOME OF AFFILIATED COMPANY	486,994,000	40,026,000,000	19,082,000,000	17,122,000,000
INCOME TAXES:
Current	171,760,000	14,117,000,000	7,319,000,000	7,177,000,000
Deferred	34,360,000	2,824,000,000	(918,000,000)	(3,577,000,000)
Total	206,120,000	16,941,000,000	6,401,000,000	3,600,000,000
EQUITY IN NET INCOME OF AFFILIATED COMPANY	632,000	52,000,000	41,000,000	56,000,000
NET INCOME	281,506,000	23,137,000,000	12,722,000,000	13,578,000,000
NET INCOME (LOSS) ATTRIBUTABLE TO THE NONCONTROLLING INTEREST	1,521,000	125,000,000	(212,000,000)	264,000,000
NET INCOME ATTRIBUTABLE TO KONAMI CORPORATION	$ 279,985,000	¥ 23,012,000,000	¥ 12,934,000,000	¥ 13,314,000,000
PER SHARE DATA:
Basic net income attributable to KONAMI CORPORATION stockholders per share	$ 2.02	¥ 166.23	¥ 96.48	¥ 99.76
Diluted net income attributable to KONAMI CORPORATION stockholders per share	$ 2.02	¥ 166.23	¥ 96.48	¥ 99.76